Operating Costs - Schedule of Operating Costs (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating Costs [Abstract]
Rental	¥ 246,116,497	$ 35,194,191	¥ 258,046,448	¥ 277,652,599
Utilities	39,954,790	5,713,459	46,254,870	42,865,151
Personnel cost	124,394,069	17,788,115	153,679,021	145,561,157
Depreciation and amortization	79,918,234	11,428,155	102,538,301	92,987,860
Consumable, food and beverage	30,933,084	4,423,372	40,388,169	54,360,427
Costs of hotel manager of franchised-and-managed hotels	96,648,108	13,820,496	95,368,385	114,328,002
Material cost	80,270,746	11,478,564	108,606,199	171,832,538
Other costs of franchised-and-managed hotels	2,260,082	323,187	9,085,550	17,518,603
Others	13,898,822	1,987,506	8,620,371	30,332,477
Total	¥ 714,394,432	$ 102,157,045	¥ 822,587,314	¥ 947,438,814